LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of maturities of lease liabilities in accordance with leases

	As of	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
2024	38,305	—
2025	25,951	18,963
2026	24,672	24,672
2027	24,877	24,672
2028	27,139	27,139
2029	24,877	27,139
Total lease payment	165,821	122,585
Less: imputed interest	(11,415)	(8,112)
Present value of minimum operating lease payments	154,406	114,473
Less: Current operating lease liabilities	(34,993)	(16,103)
Long-term operating lease liabilities	119,413	98,370